SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of assets and liabilities measured at fair value on a recurring basis

All assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$	US$	US$
Money market funds in cash equivalent	8	—	—
Warrant liabilities (Note 17)	—	—	839
	8	—	839

Schedule of reconciliation of warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs
Warrant liabilities
US$
Balance as of December 31, 2011	440
Realized or unrealized losses	399
Balance as of December 31, 2012	839
Realized or unrealized gain	(839)
Balance as of December 31, 2013	—

Summary of assets and liabilities measured at fair value on a nonrecurring basis

	Carrying value at December 31, 2013	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss
	US$	US$	US$	US$

Property, plant and equipment	4,098	—	—	—	(4,098)

Schedule of estimated useful lives of property, plant and equipment
Dams and reservoirs	30-49 years
Buildings	8-50 years
Machinery	1-30 years
Transportation equipment	1-11 years
Electronic equipment and others	1-15 years

Schedule of estimated useful life for the intangible assets	The estimated useful lives for the intangible assets as of December 31, 2013 were as follows:
Development right of Binglangjiang Phase II	30 years
Dam use right of Dongguan	40 years
Software	5 years